UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Russell L. Kamerman, Esq.
Midas Series Trust
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

	MIDAS FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2017
	(Unaudited)

Shares		Value
	Common Stocks (111.18%)
	Major Precious Metals Producers (31.75%)
35,000	Agnico Eagle Mines Limited (a)	1,582,350
44,600	AngloGold Ashanti Ltd. ADR	317,718
55,000	Goldcorp Inc. (a)	712,800
45,000	Newmont Mining Corporation (a)	1,687,950
15,000	Randgold Resources Limited ADR	1,464,900
		5,765,718

	Intermediate Precious Metals Producers (33.83%)
225,000	Alamos Gold Inc. (a)	1,521,000
200,000	B2Gold Corp. (b)	560,000
85,000	Detour Gold Corp. (a) (b)	935,194
10,000	Franco-Nevada Corp. (a)	774,800
125,000	New Gold Inc. (a) (b)	463,750
241,000	OceanaGold Corporation	726,478
1,145,001	Resolute Mining Ltd.	925,380
45,000	Tahoe Resources Inc. (a)	237,150
		6,143,752

	Junior Precious Metals Producers (1.58%)
17,500	Osisko Gold Royalties Ltd. (a)	225,283
150,000	Platinum Group Metals Ltd. (b)	61,501
		286,784

	Exploration and Project Development Companies (3.74%)
180,000	Ivanhoe Mines Ltd. Class A (b)	572,102
60,000	Northern Dynasty Minerals Ltd. (a) (b)	108,000
		680,102

	Other Natural Resources Companies (40.28%)
20,800	BHP Billiton Limited	843,024
34,534	Ciner Resources LP	865,077
3,900	Compass Minerals International, Inc.	253,110
24,643	iShares Silver Trust (b)	387,881
8,000	Johnson Matthey PLC	367,076
8,000	Minerals Technologies Inc. (a)	565,200
3,519	Nucor Corp. (a)	197,205
29,749	Rio Tinto plc ADR	1,403,855
2,694	Sociedad Quimica Y Minera De Chile S.A.	149,948
8,320	South32 Limited	107,245
11,600	SPDR Gold Trust (b)	1,410,328
2,000	Spectra Energy Partners, LP	88,760
63,000	Transocean Ltd. (a) (b)	677,880
		7,316,589

Total common stocks (Cost $28,340,730)		20,192,945

	Money Market Fund (0.58%)
105,880	State Street Institutional U.S. Government Money Market Fund, Administration Class shares, 7 day annualized yield 0.67% (Cost $105,880)	105,880

Total investments (Cost $28,446,610) (111.76%)		20,298,825

Liabilities in excess of other assets (-11.76%)		(2,136,199)

Net assets (100.00%)		$ 18,162,626

(a) All or a portion of this security has been pledged as collateral pursuant to the Liquidity Agreement. As of September 30, 2017, the value of securities pledged as collateral was $3,908,144.
(b) Non-income producing.

ADR means "American Depositary Receipt."

	MIDAS MAGIC
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2017
	(Unaudited)

Shares		Value
	Common Stocks (100.06%)
	Apparel and other Finished Products Made from Fabrics and Similar Materials (1.55%)
2,200	Carter's, Inc. (a)	$ 217,250

	Automotive Dealers and Gasoline Service Stations (2.88%)
11,726	Copart, Inc. (a) (b)	403,023

	Business Services (32.31%)
1,700	Alphabet Inc. Class A (a)	1,655,324
5,200	DST Systems, Inc. (a)	285,376
14,100	Mastercard Incorporated Class A (a)	1,990,920
3,575	Omnicom Group Inc. (a)	264,800
6,500	Robert Half International Inc. (a)	327,210
		4,523,630

	Chemical and Allied Products (14.45%)
900	Biogen Inc. (a) (b)	281,808
11,000	Johnson & Johnson (a)	1,430,110
2,650	United Therapeutics Corporation (a) (b)	310,553
		2,022,471

	Communications (0.46%)
650	The Walt Disney Company (a)	64,071

	Depository Institutions (16.50%)
8,330	Berkshire Hathaway, Inc. Class B (a) (b)	1,527,056
8,200	JPMorgan Chase & Co. (a)	783,182
		2,310,238

	Electronic and Other Electrical Equipment and Components, except Computer Equipment (2.45%)
1,500	IPG Photonics Corporation (a) (b)	277,590
1,750	Taiwan Semiconductor Manufacturing Co. Ltd.	65,713
		343,303

	Fabricated Metal Products, except Machinery and Transportation Equipment (3.85%)
13,300	American Outdoor Brands Corporation (a) (b)	202,825
6,500	Sturm, Ruger & Company, Inc. (a)	336,050
		538,875

	Food Stores (1.00%)
7,000	The Kroger Co. (a)	140,420

	Home Furniture, Furnishings, and Equipment Stores (1.78%)
5,000	Williams-Sonoma, Inc. (a)	249,300

	Industrial and Commercial Machinery and Computer Equipment (2.64%)
2,400	Apple Inc. (a)	369,888

	Miscellaneous Retail (2.52%)
5,082	Dick's Sporting Goods, Inc. (a)	137,265
3,250	Signet Jewelers Limited (a)	216,287
		353,552

	Oil & Gas Extraction (2.54%)
33,000	Transocean Ltd. (a) (b)	355,080

	Real Estate (1.93%)
10,000	Marcus & Millichap, Inc. (a) (b)	269,900

	Security and Commodity Brokers, Dealers, Exchanges, and Services (8.12%)
1,197	Diamond Hill Investment Group, Inc. (a)	254,183
12,000	Federated Investors, Inc. (a)	356,400
6,400	GAMCO Investors, Inc. (a)	190,464
3,700	T. Rowe Price Group, Inc. (a)	335,405
		1,136,452

	Transportation Equipment (5.08%)
3,200	Gentherm Incorporated (a) (b)	118,880
12,300	The Greenbrier Companies, Inc. (a)	592,245
		711,125

Total common stocks (Cost $7,804,616)		14,008,578

	Money Market Fund (0.80%)
112,265	State Street Institutional U.S. Government Money Market Fund, Administration Class shares, 7 day annualized yield 0.67% (Cost $112,265)	112,265

Total investments (Cost $7,916,881) (100.86%)		14,120,843

Liabilities in excess of other assets (-0.86%)		(120,298)

Net assets (100.00%)		$ 14,000,545

(a) All or a portion of this security has been pledged as collateral pursuant to the Liquidity Agreement. As of September 30, 2017, the value of securities pledged as collateral was $45,551.
(b) Non-income producing.

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, Midas Fund and Midas Magic (the "Funds") may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Gold and silver bullion are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Funds' investment manager ("Investment Manager"), in consultation with the Investment Manager's Valuation Committee, under the direction of or pursuant to procedures approved by Midas Series Trust's (the "Trust") Board of Trustees, called "fair value pricing." Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Bonds – The fair value of bonds is estimated using various techniques, which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most bonds may be categorized in level 2 of the fair value hierarchy, in instances where lower relative consideration is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Trust's Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2017 in valuing each Fund's assets. Refer to each Fund's Schedule of Portfolio Investments for detailed information on specific investments.

MIDAS FUND	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 20,192,945	-		$ 20,192,945
Money market fund	105,880	-	-	105,880
Total investments, at value	$ 20,298,825	$ -	$ -	$ 20,298,825

MIDAS MAGIC	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$ 14,008,578	$ -	$ -	$ 14,008,578
Money market fund	112,265	-	-	112,265
Total investments, at value	$ 14,120,843	$ -	$ -	$ 14,120,843

There were no securities transferred from level 1 on December 31, 2016 to level 2 on September 30, 2017.

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon each Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of September 30, 2017, for federal income tax purposes, subject to changes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation (depreciation) of investments are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Midas Fund	$ 28,132,986	$ 2,513,787	$ (10,347,948)	$ (7,834,161)
Midas Magic	$ 7,916,881	$ 6,468,258	$ (264,296)	$ 6,203,962

Portfolio Concentration
Each Fund operates as a "non-diversified" investment company, which means that the portion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act") and the amount of the outstanding voting securities of a particular issuer held by a Fund is not limited. Each Fund, however, currently intends to continue to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which currently requires that, at the end of each quarter of the taxable year, with respect to 50% of a Fund's total assets, the Fund limits to 5% the portion of its total assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of a Fund's portfolio, although no single investment can exceed 25% of a Fund's total assets at the time of purchase. A more concentrated portfolio may cause a Fund's net asset value to be more volatile and thus may subject shareholders to more risk.

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as "Brexit." It is expected that the UK will exit the EU within two years; however, the exact time frame for the UK's exit is unknown. There is still considerable uncertainty relating to the potential consequences of the withdrawal, including how the financial markets will react. In light of the uncertainties surrounding the impact of the Brexit on the broader global economy, the negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, which could have an adverse effect on the value of a Fund's investments.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2017

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 17, 2017

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)